Intangible assets	12 Months Ended
Dec. 31, 2019
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Intangible assets
11. Intangible assets

All figures in £ millions	Goodwill	Software	Acquired customer lists, contracts and relationships	Acquired trademarks and brands	Acquired publishing rights	Other intangibles acquired	Total
Cost
At 1 January 2018	2,030	882	889	281	184	489	4,755
Exchange differences	74	32	39	(2)	—	1	144
Additions – internal development	—	124	—	—	—	—	124
Additions – purchased	—	6	—	—	—	—	6
Disposals	—	(94)	(18)	(12)	—	(33)	(157)
Disposal through business disposal	—	(2)	—	—	—	—	(2)
Transfer from property, plant and equipment	—	11	—	—	—	—	11
Transfer to assets classified as held for sale	7	—	—	—	—	—	7

At 31 December 2018	2,111	959	910	267	184	457	4,888
Exchange differences	(57)	(22)	(29)	(10)	(5)	(20)	(143)
Additions – internal development	—	137	—	—	—	—	137
Additions – purchased	—	1	—	—	—	—	1
Disposals	—	(15)	(88)	(19)	—	(47)	(169)
Acquisition through business combination	18	—	—	—	—	23	41
Transfer from property, plant and equipment	—	7	—	—	—	—	7
Transfer to intangible assets – pre-publication	—	(28)	—	—	—	—	(28)
Movement in held for sale	67	—	—	—	—	—	67

At 31 December 2019	2,139	1,039	793	238	179	413	4,801

All figures in £ millions	Goodwill	Software	Acquired customer lists, contracts and relationships	Acquired trademarks and brands	Acquired publishing rights	Other intangibles acquired	Total
Amortisation
At 1 January 2018	—	(493)	(580)	(180)	(178)	(360)	(1,791)
Exchange differences	—	(23)	(26)	1	2	(10)	(56)
Charge for the year	—	(88)	(59)	(14)	(2)	(24)	(187)
Disposals	—	92	18	12	—	33	155

At 31 December 2018	—	(512)	(647)	(181)	(178)	(361)	(1,879)
Exchange differences	—	16	22	7	4	19	68
Charge for the year	—	(115)	(51)	(23)	(2)	(75)	(266)
Disposals	—	10	88	19	—	46	163
Transfer from property, plant and equipment	—	(3)	—	—	—	—	(3)
Transfer to intangible assets – pre-publication	—	16	—	—	—	—	16

At 31 December 2019	—	(588)	(588)	(178)	(176)	(371)	(1,901)

Carrying amounts
At 1 January 2018	2,030	389	309	101	6	129	2,964
At 31 December 2018	2,111	447	263	86	6	96	3,009

At 31 December 2019	2,139	451	205	60	3	42	2,900

Goodwill
The goodwill carrying value of £2,139m relates to acquisitions completed after 1 January 1998. Prior to 1 January 1998 all goodwill was written off to reserves on the date of acquisition. For acquisitions completed between 1 January 1998 and 31 December 2002, no value was ascribed to intangibles other than goodwill which was amortised over a period of up to 20 years. On adoption of IFRS on 1 January 2003, the Group chose not to restate the goodwill balance and at that date the balance was frozen (i.e. amortisation ceased). If goodwill had been restated, then a significant value would have been ascribed to other intangible assets, which would be subject to amortisation, and the carrying value of goodwill would be significantly lower. For acquisitions completed after 1 January 2003, value has been ascribed to other intangible assets which are amortised.

Other intangible assets
Other intangibles acquired include content, technology and software rights.
Intangible assets are valued separately for each acquisition and the primary method of valuation used is the discounted cash flow method. The majority of acquired intangibles are amortised using an amortisation profile based on the projected cash flows underlying the acquisition date valuation of the intangible asset, which generally results in a larger proportion of amortisation being recognised in the early years of the asset’s life. The Group keeps the expected pattern of consumption under review.
Amortisation of £19m (2018: £18m) is included in the income statement in cost of goods sold and £182m (2018: £169m) in operating expenses. Impairment of £65m (2018: £nil), of which £53m relates to other intangibles acquired and £12m to acquired trademarks and brands, is included in operating expenses.

The range of useful economic lives for each major class of intangible asset (excluding goodwill and software) is shown below:

2019
Class of intangible asset	Useful economic life
Acquired customer lists, contracts and relationships	3-20 years
Acquired trademarks and brands	2-20 years
Acquired publishing rights	5-20 years
Other intangibles acquired	2-20 years
The expected amortisation profile of acquired intangible assets is shown below:

	2019
All figures in £ millions	One to five years	Six to ten years	More than ten years	Total
Class of intangible asset
Acquired customer lists, contracts and relationships	154	49	2	205
Acquired trademarks and brands	42	14	4	60
Acquired publishing rights	3	—	—	3
Other intangibles acquired	31	11	—	42
Impairment tests for cash-generating units (CGUs) containing goodwill
Impairment tests have been carried out where appropriate as described below. Goodwill was allocated to CGUs, or an aggregation of CGUs, where goodwill could not be reasonably allocated to individual business units. CGUs have been revised in 2019. Impairment reviews were conducted on these revised CGUs as summarised below:
2019 CGUs

2019
All figures in £ millions	Goodwill
North American Courseware	—
OPM	18
Virtual Schools	386
Assessments	1,035
Core	700
Growth (includes the separate CGUs of Brazil, China, India and South Africa)	—

Total	2,139

Goodwill is tested at least annually for impairment. The recoverable amount of each aggregated CGU is based on the higher of value in use and fair value less costs of disposal. The value in use was higher than the fair value less costs of disposal in each of the CGUs. Other than goodwill there are no intangible assets with indefinite lives.

2018 CGUs

All figures in £ millions	2018
North America	930
Core	701
Growth (includes the separate CGUs of Brazil, China, India and South Africa)	—
Pearson VUE	480

Total	2,111

Following a reassessment of the relative risk in the Brazil CGU compared to Pearson as a whole, it was determined in the course of the impairment review that neither the value in use nor the fair value less costs of disposal of the Brazil CGU supported the carrying value of the CGU. As the goodwill related to the Brazil CGU was fully impaired in prior years, the acquired intangibles of the Brazil CGU were impaired by £65m, bringing their carrying value to £27m. The Brazil CGU incorporates all the Group’s trading operations in Brazil. A pre-tax discount rate of 16.3% was used to determine the value in use of the Brazil CGU. At 31 December 2018, the impairment review showed headroom of £20m in the Brazil CGU.
Determination of CGUs and reallocation of goodwill
Pearson identifies its CGUs based on its operating model and how data is collected and reviewed for management reporting and strategic planning purposes in accordance with IAS 36 “Impairment of assets”. In 2019, the CGUs and aggregation of CGUs have been revised to take account of the following:

•
The implementation of a new Enterprise Resource Planning (ERP) system in North America meant that ledgers are structured on a legal entity basis rather than the previous divisional basis. This has meant it is no longer possible to identify the carrying values of the Pearson VUE business separately from the wider Assessments business. As a result, the Pearson VUE business has been combined with the Assessments business as one CGU for impairment testing.

•	The disposal of the US K12 Courseware business in 2019 has caused management to disaggregate the North America CGU.
At 1 January 2019, the goodwill of the previous North America and Pearson VUE CGUs was therefore reallocated between North American Courseware, OPM, Virtual Schools and Assessments, based on their relative fair value at 1 January 2019 amended to take into account previous impairments taken. No goodwill was allocated to the North American Courseware CGU reflecting the significant impairments taken in 2015 and 2016.
Key assumptions
For the purpose of estimating the value in use of the CGUs, management has used an income approach based on present value techniques. The calculations use cash flow projections based on financial budgets approved by management covering a three-year period, whilst a projection to 2030 was available and used for the OPM CGU, as the three-year projection reflected the investment phase and not the longer-term return of this business, and because the long-term nature of OPM’s contracts allows for reliable forecasts to be prepared beyond three years. OPM relies on contracts with key customers and the forecast to 2030 assumes these are renewed or replaced. The key assumptions used by management in the value in use calculations were:
Discount rates
– The discount rate is based on the risk-free rate for government bonds, adjusted for a risk premium to reflect the increased risk in investing in equities. The risk premium adjustment is assessed for each CGU. The average pre-tax discount rates range from 9.5% to 17% (2018: post-tax 7.9% to 15.8%). Discount rates are lower for those businesses which operate in more mature markets with low inflation and higher for those operating in emerging markets with higher inflation.

Perpetuity growth rates
– A perpetuity growth rate of 2% (2018: 2%) was used for cash flows subsequent to the approved budget period for CGUs operating in mature markets. This perpetuity growth rate is a conservative rate and is considered to be lower than the long-term historical growth rates of the underlying territories in which the CGU operates and the long-term growth rate prospects of the sectors in which the CGU operates. CGU growth rates between 3.2% to 6.5% (2018: 3.0% and 6.5%) were used for cash flows subsequent to the approved budget period for CGUs operating in emerging markets with high inflation. These growth rates are also below the long-term historical growth rates in these markets.
The key assumptions used by management in setting the financial budgets were as follows:
Forecast sales growth rates
– Forecast sales growth rates are based on past experience adjusted for the strategic direction and near-term investment priorities within each CGU. Key assumptions include growth in Online Program Management, Virtual Schools and Professional Certification, stabilisation in UK Qualifications and US Assessments, and ongoing pressures in the US Higher Education Courseware market. The sales forecasts use average nominal growth rates between (5%) and 11% (2018: 2% and 3%) for mature markets and between 5% and 11% (2018: (1)% and 12%) for emerging markets with high inflation.
Operating profits
– operating profits are forecast based on historical experience of operating margins, adjusted for the impact of changes to product costs and the impact of the implementation of our 2017-2019 cost efficiency programme. Management applies judgement in allocating corporate costs in order to determine operating profit at a CGU level.
The table below shows the key assumptions for those CGUs for which the carrying value of goodwill is significant in comparison to the total carrying value of goodwill:

	Discount rate	Perpetuity growth rate
Virtual Schools	10%	2%
Core	10%	2%
Assessments	10%	2%
Comparative figures have not been shown as CGUs have been changed in 2019.
Sensitivities
Impairment testing for the year ended 31 December 2019 has identified the following CGUs, or groups of CGUs, as being sensitive to reasonably possible changes in key assumptions. The table below shows the headroom at 31 December 2019 and the changes in the key assumptions required in order for the recoverable amount to equal the carrying value.

	Headroom at 31 December 2019	Discount rate	Discount rate for zero headroom	Perpetuity growth rate	Perpetuity growth rate for zero headroom	Contribution* reduction p.a. for zero headroom
North American Courseware	£115m	10.0%	10.3%	2.0%	1.6%	£9m
OPM	£81m	10.0%	10.3%	2.0%	0.3%	£7m
Core	£191m	10.0%	10.7%	2.0%	1.2%	£15m
Brazil	—	16.3%	16.3%	4.1%	4.1%	—

*	CGU contribution is operating profit excluding fixed costs and corporate overheads.